Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [Abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use assets as of December 31, 2019 and 2020 are as follows:

		2019
		Acquisition cost	Accumulated depreciation	Book value
		In millions of won
Land	￦	693,103	(49,029)	644,074
Buildings		54,980	(20,403)	34,577
Structures		28,198	(2,554)	25,644
Machinery		1,308	(484)	824
Ships		4,113,754	(425,465)	3,688,289
Vehicles		20,817	(7,109)	13,708
Others(*)		2,661,850	(2,285,393)	376,457

	￦	7,574,010	(2,790,437)	4,783,573

(*)	Including power purchase agreements (“PPA”) with GS EPS and two other LNG combined power suppliers.

		2020
		Acquisition cost	Accumulated depreciation	Book value
		In millions of won
Land	￦	811,014	(104,435)	706,579
Buildings		82,749	(35,527)	47,222
Structures		24,175	(3,689)	20,486
Machinery		1,308	(613)	695
Ships		4,280,331	(842,968)	3,437,363
Vehicles		29,281	(15,756)	13,525
Others(*)		2,676,356	(2,360,060)	316,296

	￦	7,905,214	(3,363,048)	4,542,166

(*)	Including power purchase agreements (“PPA”) with GS EPS and another LNG combined power supplier.

Disclosure of Changes in right-of-use assets
Changes in right-of-use assets for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Changes in accounting policies(*)	Increase	Depreciation	Ending balance
		In millions of won
Land	￦	—	684,386	8,717	(49,029)	644,074
Buildings		—	36,874	18,106	(20,403)	34,577
Structures		—	20,840	7,358	(2,554)	25,644
Machinery		—	—	1,308	(484)	824
Ships		—	3,986,947	126,807	(425,465)	3,688,289
Vehicles		—	11,258	9,559	(7,109)	13,708
Others		—	403,346	49,141	(76,030)	376,457

	￦	—	5,143,651	220,996	(581,074)	4,783,573

(*)	Including transferred amount of ￦195,704 million, which was classified as finance lease assets as of December 31, 2018.

		2020
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance
		In millions of won
Land	￦	644,074	12,269	(52,069)	—	102,305	706,579
Buildings		34,577	53,182	(37,609)	(803)	(2,125)	47,222
Structures		25,644	260	(1,485)	—	(3,933)	20,486
Machinery		824	—	(129)	—	—	695
Ships		3,688,289	183,789	(427,221)	—	(7,494)	3,437,363
Vehicles		13,708	9,009	(7,747)	(21)	(1,424)	13,525
Others		376,457	32,825	(59,994)	(3)	(32,989)	316,296

	￦	4,783,573	291,334	(586,254)	(827)	54,340	4,542,166

Disclosure of maturity analysis of operating lease payments
Lease liabilities as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Less than 1 year	￦	686,445	614,442
1 ~ 5 years		2,334,883	2,133,538
More than 5 years		2,735,681	2,461,557

		5,757,009	5,209,537
Less : Discount		(686,876)	(588,441)

Present value of lease payment	￦	5,070,133	4,621,096

Disclosure of liquidity classification of lease liabilities
The details of the liquidity classification of lease liabilities as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Current lease liabilities	￦	635,349	576,665
Non-current lease liabilities		4,434,784	4,044,431

	￦	5,070,133	4,621,096

Disclosure of additional information about leasing activities for lessee
Changes in lease liabilities for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Changes in accounting policies	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	283,806	4,943,584	218,800	(659,387)	85,950	197,380	5,070,133

(*)	Including translation effect of foreign currency lease liabilities and others.

		2020
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	5,070,133	280,114	(725,759)	111,782	(115,174)	4,621,096

(*)	Including translation effect of foreign currency lease liabilities and others.

Disclosure of details of expense relating to lease contracts as lessee
Details of expense relating to lease contracts as lessee for the year ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Depreciation of right-of-use assets	￦	581,074	586,254
Interest expenses of lease liabilities		85,950	111,782
Leases expenses for short-term leases		20,127	45,787
Leases expenses for leases of low-value assets		1,616	2,796
Variable lease payments		(15,912)	33,267

	￦	672,855	779,886

Disclosure of Profit and loss related to finance lease
Profit and loss related to finance lease for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Finance income on the net investment in the lease	￦	97,392	117,763

Disclosure of maturity analysis of finance lease payments receivable
Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Less than 1 year	￦	173,093	162,211
1 ~ 2 years		150,895	148,485
2 ~ 3 years		150,596	144,913
3 ~ 4 years		149,364	139,605
4 ~ 5 years		145,964	136,962
More than 5 years		1,740,652	1,583,576

		2,510,564	2,315,752
Less : Unearned finance income		(1,331,723)	(1,192,686)

Net investment in the lease(*)	￦	1,178,841	1,123,066

(*)	Including the present value of unguaranteed residual value amounting to ￦15,946 million and ￦16,407 million, as of December 31, 2019 and 2020, respectively.

Changes in the allowance for doubtful accounts of finance lease receivables
Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beginning balance	￦	1,133	862
Bad debt expense		—	128
Reversal of allowance for doubtful accounts		(271)	—

Ending balance	￦	862	990